Lease Liabilities (Details) - Schedule of financing right-of-use - Financing Lease Liability [Member] - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Lease Liabilities (Details) - Schedule of financing right-of-use [Line Items]
Financing ROU assets	$ 200,509	$ 200,509
Less accumulated depreciation	(69,621)	(19,494)
Balance of financing ROU assets, net	$ 130,888	$ 181,015